VESSELS HELD FOR SALE	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
VESSELS HELD FOR SALE	VESSELS AND EQUIPMENT, NET

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance as of December 31, 2019	2,706,794	(366,041)	2,340,753
Additions	31,531	—	31,531
Disposals	—	—	—
Impairment loss on vessels	(721)	—	(721)
Transfers to held for sale	(11,499)	1,996	(9,503)
Depreciation	—	(94,374)	(94,374)
Balance as of December 31, 2020	2,726,105	(458,419)	2,267,686
Additions Vessel Acquisitions	640,991	—	640,991
Additions BWTS	2,911	—	2,911
Disposals	(18,746)	4,103	(14,643)
Transfer from newbuildings	116,446	—	116,446
Transfer to held for sale	(27,635)	7,506	(20,129)
Impairment loss	(4,187)	—	(4,187)
Depreciation	—	(108,754)	(108,754)
Balance as of December 31, 2021	3,435,885	(555,564)	2,880,321
As of December 31, 2021, we owned 13 Newcastlemaxes, 35 Capesizes, 31 Panamaxes and two Ultramaxes (as of December 31, 2020: three Newcastlemaxes, 35 Capesizes, 27 Panamaxes and two Ultramaxes).

In February 2021, we entered into an agreement to acquire 15 modern dry bulk vessels and three newbuildings for a total consideration of $752 million from affiliates of Hemen Holding Ltd., our largest shareholder (the “Vessel Acquisitions”), whereas $637.5 million related to vessels and $114.5 million related to newbuildings. The Vessel Acquisitions have been accounted for as an asset acquisition rather than a business combination as substantially all the fair value of the gross assets acquired on closing of the Vessel Acquisitions is concentrated in the value of the vessels, being a group of similar identifiable assets.

We took delivery of all vessels and newbuildings in the first six months of 2021. With reference to our Consolidated Statements of Cash Flows, for 15 vessels delivered in the period, there has been a non-cash draw down on the $413.6 million facility from Sterna Finance, an affiliate of Hemen (''Sterna Facility'') in the total amount of $350.6 million. With reference to Note 18, ''Newbuildings'', remaining $63 million were drawn in cash. Total cash payment to Hemen for vessels and newbuildings amounted to the aggregate purchase price less $350.6 million non-cash drawdown under the Sterna Facility for 15 acquired vessels.

In aggregate we capitalized $757.4 million under vessel and equipment related to the 15 vessels and three newbuildings, which includes $752 million consideration, $2.2 million relating to unfavorable contracts (reference to Note 16, "Value of Charter Party Contracts"), $2.1 million for newbuildings predelivery and technical supervision costs (reference to Note 18, "Newbuildings") and various other costs of $1.1 million.

In 2021, we capitalized a total of $2.9 million in relation to the installation of ballast water treatment system. In 2020, we capitalized in total $1.2 million in relation to the installation of ballast water treatment system and $30.4 million in relation to the completed installation of scrubbers.

In October 2021, we announced the sale of two older Panamax vessels, Golden Opportunity and Golden Endurer, to unrelated third parties for an aggregate sale price of $37.2 million. We recorded a gain from sale of $4.9 million and $4.9 million related to Golden Opportunity and Golden Endurer, respectively. Both vessels were delivered to their new owners in November 2021, upon which final payments were received and an aggregate of $14.3 million in debt was repaid.

In January 2021, we entered into an agreement to sell the Golden Saguenay, a Panamax vessel, to an unrelated third party for $8.4 million. The vessel was delivered to her new owner in April 2021. An impairment loss of $4.2 million was recognized related to the sale of the vessel in the period.
In December 2020, we entered into an agreement to sell the Golden Shea, a Panamax vessel, for $9.6 million. The vessel was delivered to her new owner in March 2021. An impairment loss of $0.7 million was recognized related to the sale of the vessel.

Total depreciation expense was $108.8 million, $94.4 million and $93.0 million in 2021, 2020 and 2019, respectively.
VESSELS HELD FOR SALEThere were no vessels held for sale as of December 31, 2021. In December 2020, we entered into an agreement to sell the Golden Shea, a Panamax vessel, to an unrelated third party for a total gross amount of $9.6 million. In 2020, we recognized a $0.7 million impairment loss in connection with the sale and classified the vessel as held for sale as of December 31, 2020. The vessel was delivered to its new owner in April 2021.